Financial assets and financial liabilities - Financial liabilities (Details) - At amortized cost - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 2,621,379	R$ 2,549,819
Current	314,467	281,341
Non-current	2,306,912	2,268,478
Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	111,726	98,873
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	327,834	323,339
Accounts payable from acquisition of subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities		507,361
Loans and financing
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 2,181,819	R$ 1,620,246